UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
	February 28, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.2%
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue	9/22 at 100.00	AA	$ 4,005,600
	Bonds, Tender Option Bond Trust 2013-2W, 22.498%, 9/01/26 (IF) (4)
	Arizona – 2.0%
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital,
	Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	BBB+	1,127,873
1,065	5.000%, 2/01/26	2/23 at 100.00	BBB+	1,227,082
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	BBB+	1,180,100
	5.000%, 7/01/19
3,030	Total Arizona			3,535,055
	California – 11.2%
3,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds,	10/23 at 100.00	AA–	3,610,380
	Series 2013A, 5.000%, 10/01/27 – AGM Insured
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	5/13 at 30.86	BBB–	1,528,450
	Bonds, Series 1999, 0.000%, 1/15/33
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,752,680
	Bonds, Series 2007A-1, 5.000%, 6/01/33
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax
	Allocation Bonds, Series 2007A:
1,350	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	Ba1	1,487,133
660	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	Ba1	682,037
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007:
1,670	5.000%, 6/01/21	6/17 at 100.00	B	1,673,674
900	4.625%, 6/01/21	6/17 at 100.00	B	870,822
	Jurupa, California, Community Services District, Community Facilities District 31 Eastvale
	Area Special Tax Bonds Series 2013:
150	4.000%, 9/01/25 (WI/DD, Settling 3/13/13)	9/22 at 100.00	N/R	149,270
305	4.000%, 9/01/26 (WI/DD, Settling 3/13/13)	9/22 at 100.00	N/R	301,236
250	4.000%, 9/01/27 (WI/DD, Settling 3/13/13)	9/22 at 100.00	N/R	245,408
	Monrovia Redevelopment Agency, California, Central Project Area 1 Subordinate Tax Allocation
	Refunding Bonds, Series 2012:
335	4.000%, 8/01/14	No Opt. Call	BBB–	347,727
695	4.000%, 8/01/15	No Opt. Call	BBB–	732,301
760	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	844,748
	5.250%, 11/01/21
605	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities	No Opt. Call	N/R	635,958
	Project, Series 2007, 5.100%, 6/01/17
	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding
	Bonds Series 2013:
200	5.000%, 9/01/14	No Opt. Call	N/R	211,482
395	5.000%, 9/01/15	No Opt. Call	N/R	428,705
340	5.000%, 9/01/17	No Opt. Call	N/R	381,113
2,865	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	3,254,153
22,480	Total California			20,137,277
	Colorado – 3.8%
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18 (WI/DD, Settling 3/05/13)	No Opt. Call	A	306,258
310	4.000%, 6/01/20 (WI/DD, Settling 3/05/13)	No Opt. Call	A	337,736
200	5.000%, 6/01/21 (WI/DD, Settling 3/05/13)	No Opt. Call	A	231,290
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.198%, 9/01/22 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	227,795
300	22.198%, 3/01/23 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	678,015
430	22.148%, 3/01/24 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	964,942
725	22.198%, 3/01/25 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	1,613,379
200	22.198%, 9/01/25 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	441,930
340	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	Baa2	255,534
	9/01/21 – NPFG Insured
1,535	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	BBB–	1,695,868
	Improvement Bonds, Series 2008, 5.625%, 12/01/20
4,420	Total Colorado			6,752,747
	Florida – 3.3%
2,960	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2012A,	No Opt. Call	A2	3,534,595
	5.000%, 10/01/26
2,000	Fontainebleau Lakes Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	2,065,580
	Assessment Revenue Bonds, Series 2007B, 6.000%, 5/01/15
250	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–	278,370
5,210	Total Florida			5,878,545
	Georgia – 1.2%
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center,	No Opt. Call	A2	2,241,480
	Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16
	Illinois – 9.0%
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option bond Trust 2013-2A, 18.180%,	11/22 at 100.00	AA	4,349,999
	11/15/25 (IF)
1,500	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	1,561,275
	Redevelopment Project, Series 2008, 6.550%, 1/01/20
1,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	2/15 at 100.00	BB–	1,513,020
	5.375%, 2/15/25
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	2,737,566
	2006A, 5.000%, 4/01/24
5,000	Illinois State, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/25	No Opt. Call	A2	5,208,099
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA–	720,680
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
14,180	Total Illinois			16,090,639
	Indiana – 0.7%
1,180	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	BB–	1,183,516
	Project, Series 2013A, 6.000%, 3/01/33
	Iowa – 1.9%
1,405	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/13 at 100.00	BB	1,425,682
	College, Series 2005A, 5.000%, 10/01/22
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	1,989,960
	5.600%, 6/01/34
3,405	Total Iowa			3,415,642
	Maine – 0.6%
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	1,123,170
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Massachusetts – 1.8%
1,000	Massachusetts Development Finance Agency Revenue Bonds, Boston Medical Center Issue, Series	No Opt. Call	BBB+	1,121,560
	2012C, 5.000%, 7/01/29
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at	5/13 at 101.00	A	252,533
	Lexington Project, Series 2005A, 5.000%, 3/01/35 – RAAI Insured
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy	No Opt. Call	BB+	1,036,920
	Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax)
755	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/13 at 100.00	N/R	754,947
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
3,005	Total Massachusetts			3,165,960
	Michigan – 7.7%
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	2,060,500
	Bond Trust 3308, 23.468%, 11/01/26 (WI/DD, Settling 3/07/13) – AGM Insured (IF)
220	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding, Series	No Opt. Call	A	230,135
	2006D, 5.000%, 7/01/33 – NPFG Insured
250	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series	7/16 at 100.00	AA–	261,838
	2006A, 5.000%, 7/01/34 – AGM Insured
400	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/25 – AGM Insured	No Opt. Call	AA–	404,892
285	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series	7/17 at 100.00	AA–	312,431
	1998A, 5.250%, 7/01/23 – AGC Insured
2,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2004A, 5.250%,	No Opt. Call	AA–	2,924,750
	7/01/19 – AGM Insured
430	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	A+	432,365
	7/01/34 – NPFG Insured
850	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	867,893
	7/01/36 – MBIA-NPFG Insured
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BB+	761,719
	Center, Series 2013A, 5.000%, 7/01/23 (WI/DD, Settling 3/14/13)
2,020	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Crittenton Hospital Medical	No Opt. Call	A–	2,013,233
	Center, Series 2012A, 4.125%, 6/01/32
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	AA	2,517,844
	Trust 4286, 22.464%, 12/01/18 (WI/DD, Settling 3/07/13) (IF)
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	1,076,740
	Refunding Series 2010C, 5.000%, 12/01/14
11,090	Total Michigan			13,864,340
	Mississippi – 2.2%
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.573%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,632,800
1,000	22.573%, 1/01/20 (IF) (4)	No Opt. Call	AA–	2,005,700
200	22.573%, 1/01/20 (IF) (4)	No Opt. Call	AA–	391,500
2,000	Total Mississippi			4,030,000
	Nebraska – 1.9%
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	3,365,130
	5.000%, 9/01/32
	New Jersey – 9.7%
	Atlantic City, New Jersey, General Obligation Bonds, Tax Appeal Series 2012:
1,425	4.000%, 11/01/23 – AGM Insured	11/22 at 100.00	AA–	1,554,860
4,805	4.000%, 11/01/24 – AGM Insured	11/22 at 100.00	AA–	5,194,396
2,405	4.000%, 11/01/25 – AGM Insured	11/22 at 100.00	AA–	2,587,155
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy	No Opt. Call	BB+	618,426
	Charter School Project, Series 2013A, 5.150%, 8/01/23
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,326,580
1,000	5.000%, 6/15/28	No Opt. Call	BBB+	1,131,260
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,161,026
	University Hospital, Series 2007, 5.250%, 7/01/21
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,908,860
	Series 2007-1A, 5.000%, 6/01/29
16,295	Total New Jersey			17,482,563
	New York – 3.9%
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
2,000	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	2,127,300
2,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,267,220
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
435	5.000%, 12/01/16	No Opt. Call	BB+	466,646
1,800	5.000%, 12/01/21	12/16 at 100.00	BB+	1,930,950
255	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB+	273,551
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
6,490	Total New York			7,065,667
	North Carolina – 0.7%
1,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	Baa1	1,279,346
	1993B, 6.000%, 1/01/18 – AMBAC Insured
	Ohio – 2.5%
5,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B	4,477,699
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30
	Oregon – 0.6%
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,104,751
	Memorial Hospital, Series 2012, 5.000%, 8/01/22
	Pennsylvania – 2.1%
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%,	No Opt. Call	AA–	2,600,297
	6/01/21 – AGM Insured
1,000	Pittsburgh Water and Sewerage Authority, Pennsylvania, First Lien Water and Sewerage System	9/15 at 100.00	N/R (5)	1,113,570
	Revenue Bonds, Series 2005, 5.000%, 9/01/19 (Pre-refunded 9/01/15) – NPFG Insured
3,190	Total Pennsylvania			3,713,867
	Puerto Rico – 7.7%
2,100	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	No Opt. Call	BBB	2,218,293
	5.000%, 7/01/19
2,095	Puerto Rico Municipal Finance Agency, Series 2005B, 5.250%, 7/01/19 – CIFG Insured	No Opt. Call	AA–	2,371,750
1,465	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	1,682,963
	2009A, 5.000%, 8/01/18
2,445	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/18 –	No Opt. Call	BBB	2,675,001
	NPFG Insured (Alternative Minimum Tax)
1,700	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	BBB+	1,863,931
	7/01/19 – NPFG Insured
2,570	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA–	2,924,532
	5.250%, 7/01/22 – AGM Insured
12,375	Total Puerto Rico			13,736,470
	Rhode Island – 3.7%
4,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	4,500,399
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29
2,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	5/13 at 100.00	BBB–	2,060,000
	Series 2002A, 6.250%, 6/01/42
6,000	Total Rhode Island			6,560,399
	South Carolina – 2.0%
2,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health	11/22 at 100.00	A–	3,536,600
	System Obligated Group, Tender Option Bond Trust 1141, 21.497%, 11/01/28 (IF) (4)
	Tennessee – 6.3%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
1,440	5.000%, 1/01/25	No Opt. Call	A	1,680,466
2,000	5.000%, 1/01/26	No Opt. Call	A	2,321,040
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B,	7/20 at 100.00	A2	2,465,120
	5.750%, 7/01/22 (Alternative Minimum Tax)
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	468,700
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A–	1,171,980
1,490	5.000%, 2/01/24	No Opt. Call	A–	1,701,625
1,365	5.000%, 2/01/25	No Opt. Call	A–	1,558,557
9,715	Total Tennessee			11,367,488
	Texas – 7.5%
930	Lewisville, Texas, Combination Contract Revenue and Special Assessment Bonds, Lewisville	No Opt. Call	N/R	969,878
	Castle Hills Public Improvement District 3 Project, Series 2004, 6.125%, 9/01/29 – ACA Insured
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	22.410%, 8/15/22 (WI/DD, Settling 3/14/13) (IF)	No Opt. Call	AA–	213,220
155	22.200%, 8/15/24 (WI/DD, Settling 3/14/13) (IF)	8/23 at 100.00	AA–	312,483
200	22.410%, 8/15/26 (WI/DD, Settling 3/14/13) (IF)	8/23 at 100.00	AA–	386,370
175	22.158%, 8/15/27 (WI/DD, Settling 3/14/13) (IF)	8/23 at 100.00	AA–	329,774
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	3,908,880
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
3,000	5.000%, 12/15/27	No Opt. Call	A3	3,316,470
3,000	5.000%, 12/15/28	No Opt. Call	A3	3,295,920
230	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds,	12/17 at 100.00	BBB–	250,385
	Uplift Education, Series 2007A, 5.750%, 12/01/27
460	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	Baa2	499,220
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – NPFG Insured
11,250	Total Texas			13,482,600
	Virgin Islands – 1.2%
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA–	2,195,680
	2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 0.0%
35	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A,	No Opt. Call	BBB	41,158
	5.000%, 7/15/21
$ 154,355	Total Investments (cost $174,203,594) – 97.4%			174,833,389
	Other Assets Less Liabilities – 2.6%			4,753,115
	Net Assets – 100%			$ 179,586,504

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$174,833,389	$ —	$174,833,389

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of February 28, 2013, the cost of investments was $174,202,595.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$ 841,601
Depreciation	(210,807)
Net unrealized appreciation (depreciation) of investments	$ 630,794

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
WI/DD	Investments, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2013